Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Unearned premiums reserve	$ 453.3	$ 378.8
Investment basis differences	40.5	60.6
Non-deductible accruals	231.4	208.0
Loss and loss adjustment expense reserves	75.3	76.9
Deferred Tax Assets, Hedging Transactions	4.4	0.0
Other	9.6	7.5
Deferred tax liabilities:
Net unrealized gains on securities	(436.7)	(550.3)
Hedges on forecasted transactions	0.0	(0.8)
Deferred acquisition costs	(197.4)	(160.0)
Property and equipment	(110.7)	(100.9)
Prepaid expenses	(11.9)	(11.4)
Deferred Tax Liabilities, Intangible Assets	(166.4)	0.0
Deferred gain on extinguishment of debt	(2.2)	(3.0)
Other	(7.0)	(4.3)
Deferred Tax Liability, Federal Tax	117.8	98.9
Net deferred tax liability	(109.3)	(98.9)
Deferred Tax Assets, State Taxes	$ 8.5	$ 0.0